As filed with the Securities and Exchange Commission on March 31, 2004

                     REGISTRATION FILE NOS. 2-17226, 811-994

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 75 [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              AMENDMENT NO. 37 [X]

                             BURNHAM INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                     1325 AVENUE OF THE AMERICAS, 26TH FLOOR
                            NEW YORK, NEW YORK 10019
               (Address of Principal Executive Offices) (Zip Code)

       (800) 874-FUND (Registrant's Telephone Number, Including Area Code)

                                 JON M. BURNHAM
                     1325 AVENUE OF THE AMERICAS, 26TH FLOOR
                            NEW YORK, NEW YORK 10019
                     (Name and Address of Agent for Service)

                                    COPY TO:
                             LEONARD A. PIERCE, ESQ.
                                HALE AND DORR LLP
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b);
[X] on April 29, 2004 pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2);
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485;

If appropriate, check the following:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               EXPLANATORY COMMENT

This Post-Effective Amendment No. 75 to the Registration Statement of Burnham Investors Trust (the "Trust") incorporates by reference Parts A and B contained in Post-Effective Amendment No. 74 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on January 16, 2004.

                             BURNHAM INVESTORS TRUST
                         POST-EFFECTIVE AMENDMENT NO. 75

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1)     Agreement and Declaration of Trust, dated August 20, 1998.(1)

(a)(2)     Amendment to Declaration of Trust, dated November 14, 2002.(3)

(b)        By-Laws dated August 20, 1998, as amended on August 27, 1998.(1)

(c)        None.

(d)(1) Investment Advisory Agreement between the Registrant and Burnham Asset Management Corporation with respect to Burnham Fund, Burnham Financial Services Fund, Burnham Small Cap Value Fund, Burnham Money Market Fund and Burnham US Government Money Market Fund.(2)

(d)(2) Investment Subadvisory Agreement between Burnham Asset Management Corporation and Mendon Capital Advisors Corp. with respect to Burnham Financial Services Fund.(2)

(d)(3) Investment Subadvisory Agreement between Burnham Asset Management Corporation and Reich & Tang Asset Management, LP with respect to Burnham Money Market Fund and Burnham U.S. Government Money Market Fund.(2)

(d)(4) Investment Advisory Agreement between the Registrant and Burnham Asset Management Corporation with respect to Burnham Financial Industries Fund - to be filed by amendment.

(d)(5) Investment Subadvisory Agreement between Burnham Asset Management Corporation and Mendon Capital Advisors Corp. with respect to Burnham Financial Industries Fund - to be filed by amendment.

(e) Form of Distribution Agreement between the Registrant and Burnham Securities Inc.(4)

(f)        None.

(g)(1)     Custodian Contract between the Registrant and PFPC Trust Company.(2)

(g)(2)     Amendment to Custody Agreement dated March 7, 2002.(3)

(h)(1)     Transfer Agency Agreement between the Registrant and PFPC Inc. (2)

(h)(1)(a)  Amendment to Transfer Agency Agreement dated March 7, 2002.(3)

(h)(1)(b)  Amendment to Transfer Agency Agreement dated July 24, 2002.(3)

(h)(2) Administration Agreement between the Registrant and Burnham Asset Management Corporation.(1)

(i)        Consent of counsel.

(j)        Consent of independent accountants - to be filed by amendment.

(k)        Financial Statements:

              The financial statements for the fiscal year ended December 31, 2003 will be filed by amendment.

(l)        None.

(m)(1) Rule 12b-1 Plans for Class A, Class B and Class C shares of Burnham Fund, Burnham Financial Services Fund, Burnham Financial Industries Fund, Burnham Long/Short Equity Fund and Burnham Small Cap Value Fund.(4)

(n)        Rule 18f-3 Multiple Class Plan.(4)

(p)(1)     Code of Ethics applicable to Burnham Investors Trust.(2)+

(p)(2)     Code of Ethics applicable to Burnham Asset Management
           Corporation, Mendon Capital Advisers Corp. and Burnham Securities, Inc.(2)+

(q)        Powers-of-Attorney.*

--------------------------------------------------------------------------------
*     Filed herewith
+ Under Rule 17j-1 of The Investment Company Act of 1940, as amended, no code of ethics is required of an investment adviser to a money market fund. As such, no code of ethics applicable to Reich and Tang Asset Management LLC, subadviser to Burnham Money Market Fund and Burnham U.S. Government Money Market Fund, is included.
(1) Incorporated by reference to post-effective amendment no. 67 (File Nos. 2-17266 and 811-994) (filed February 18, 1999).
(2) Incorporated by reference to post-effective amendment no. 71 (File Nos. 2-17266 and 811-994) (filed April 30, 2001).
(3) Incorporated by reference to post-effective amendment no. 73 (File Nos. 2-17266 and 811-994) (filed April 30, 2003).
(4) Incorporated by reference to post-effective amendment no. 74 (File Nos. 2-17266 and 811-994) (filed January 16, 2004).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  THE REGISTRANT.

To the knowledge of the Registrant, it does not control, is not controlled by, and is not under common control with any other person.

ITEM 25. INDEMNIFICATION.

Except for the Agreement and Declaration of Trust, dated August 20, 1998, establishing the Registrant as a trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no trustee or officer will be indemnified against any liability of which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence of reckless disregard of such person's duties.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The information required by this item is set forth in the Form ADV of the Registrant's investment adviser, Burnham Asset Management Corporation. The following sections of the Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part 2; and
         (b) Section IV, Business Background, of each Schedule D

The information required by this item is set forth in the Form ADV of the Registrant's investment subadviser, Mendon Capital Advisers Corp. The following sections of the Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part 2; and
         (b) Section IV, Business Background, of each Schedule D

The information required by this item is set forth in the Form ADV of the Registrant's investment subadviser, Reich & Tang Asset Management LP. The following sections of the Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part 2; and
         (b) Section IV, Business Background, of each Schedule D

ITEM 27. PRINCIPAL UNDERWRITERS.

(1) Burnham Securities Inc. is the principal distributor of the Registrant's shares.

(2) The officers and directors of the Distributor who also serve the Registrant are as follows:

Name                 Position with Distributor       Position with Registrant
----                 -------------------------       ------------------------

Jon M. Burnham       Chairman of the Board,          President, Chief
                     Chief Executive Officer         Executive Officer and
                     and Director                    Chairman of the Board

Debra B. Hyman       Vice President and              Executive Vice President
                     Director

Ronald M. Geffen     Managing Director               Vice President

Frank A. Passantino  First Vice President            Vice President and
                                                     Assistant Secretary

The principal business address of all such persons is 1325 Avenue of the Americas, 26th Floor, New York, New York 10019.

(3) No commissions or other compensation have been paid by the Registrant, directly or indirectly, to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person during the last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         Burnham Asset Management Corporation
         1325 Avenue of the Americas, 26th Floor
         New York, New York 10019

         PFPC Inc.
         4400 Computer Drive
         Westborough, MA 01581

         PFPC Inc.
         760 Moore Rd.
         King of Prussia, PA  19406-0903

ITEM 29. MANAGEMENT SERVICES.

The Registrant has not entered into any management-related service contracts not discussed in Part A or B of this Registration Statement.

ITEM 30. UNDERTAKINGS.

         None.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Burnham Investors Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 75 to the Registration Statement under the Securities Act of 1933 and Amendment No. 37 to the Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 31st day of March, 2004.

BURNHAM INVESTORS TRUST

By: /s/ Jon M. Burnham*
    -------------------
    Jon M. Burnham
    Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 75 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                    TITLE                        DATE

/s/ Jon M. Burnham           President, Chief
-------------------------    Executive Officer,           March 31, 2004
Jon M. Burnham*              Chairman and Trustee

/s/ Michael E. Barna
-------------------------    Chief Financial Officer      March 31, 2004
Michael E. Barna

/s/ Claire B. Benenson
-------------------------    Trustee                      March 31, 2004
Claire B. Benenson*

/s/ Lawrence N. Brandt
-------------------------    Trustee                      March 31, 2004
Lawrence N. Brandt*

/s/ Joyce E. Heinzerling
-------------------------    Trustee                      March 31, 2004
Joyce E. Heinzerling*

/s/ William W. Karatz
-------------------------    Trustee                      March 31, 2004
William W. Karatz*

/s/ John C. McDonald
-------------------------    Trustee                      March 31, 2004
John C. McDonald*

/s/ Donald B. Romans
-------------------------    Trustee                      March 31, 2004
Donald B. Romans*

/s/ Robert F. Shapiro
-------------------------    Trustee                      March 31, 2004
Robert F. Shapiro*

/s/ George Stark
-------------------------    Trustee                      March 31, 2004
George Stark*

-------------------------    Trustee                      March 31, 2004
Robert S. Weinberg

*By: /s/ Michael E. Barna, Attorney-in-fact under powers of attorney filed herewith.

                                  EXHIBIT INDEX

Exhibit
-------

(q)      Powers of Attorney

                            STATEMENT OF DIFFERENCES
                            ------------------------

Characters normally expressed as superscript shall be preceded by 'pp'. The section symbol shall be expressed as 'SS'. The service mark symbol shall be expressed as 'sm'.